Convertible Instruments and Accrued Interest - Outstanding Balance (Details) - USD ($) $ in Thousands	Feb. 28, 2023	May 31, 2022	May 31, 2021	May 31, 2020
Debt Instrument [Line Items]
Convertible notes payable outstanding principal	$ 36,319	$ 38,319	$ 70,500
Less: Unamortized debt discount and issuance costs	(306)	(2,078)	(7,753)
Convertible notes payable, net	36,013	36,241	62,747
Accrued interest on convertible notes	9,421	5,974	2,007
Outstanding convertible notes payable, net and accrued interest	45,434	42,215	64,754
Long-term Convertible Note - November 2020 Note
Debt Instrument [Line Items]
Convertible notes payable outstanding principal				$ 13,500
Less: Unamortized debt discount and issuance costs			(1,204)
Convertible notes payable, net			12,296
Accrued interest on convertible notes			1,258
Outstanding convertible notes payable, net and accrued interest			13,554
Long-term Convertible Note - April 2, 2021 Note
Debt Instrument [Line Items]
Convertible notes payable outstanding principal	7,819	9,819	9,819	28,500
Less: Unamortized debt discount and issuance costs	(49)	(512)	(3,232)
Convertible notes payable, net	7,770	9,307	25,268
Accrued interest on convertible notes	3,535	2,599	447
Outstanding convertible notes payable, net and accrued interest	11,305	11,906	25,715
Long-term Convertible Note - April 23, 2021 Note
Debt Instrument [Line Items]
Convertible notes payable outstanding principal	28,500	28,500	28,500	$ 28,500
Less: Unamortized debt discount and issuance costs	(257)	(1,566)	(3,317)
Convertible notes payable, net	28,243	26,934	25,183
Accrued interest on convertible notes	5,886	3,375	302
Outstanding convertible notes payable, net and accrued interest	$ 34,129	$ 30,309	$ 25,485